UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net income (loss)	$ 149	$ (36)	$ 115	$ 165
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	134	0	142	0
Foreign currency translation	281	84	(799)	100
Net investment and cash flow hedges	(50)	(148)	7	(124)
Equity accounted investment	2	0	(9)	0
Taxes on the above items	(42)	13	(55)	6
Reclassification to profit or loss	37	8	38	8
Total other comprehensive income (loss)	362	(43)	(676)	(10)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations	0	11	0	15
Fair value through other comprehensive income	93	(27)	(82)	10
Taxes on the above item	(5)	(1)	18	(1)
Total other comprehensive income (loss)	450	(60)	(740)	14
Comprehensive income (loss)	599	(96)	(625)	179
Attributable to:
Limited partners	17	46	(225)	88
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	16	44	(194)	83
Special Limited Partners	0	0	0	0
Interest of others in operating subsidiaries	566	(186)	(206)	8
Comprehensive income (loss)	$ 599	$ (96)	$ (625)	$ 179